Impairment losses and goodwill - Key assumptions used to determine recoverable amounts - Tabular disclosure (Details)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
France
Disclosure of reconciliation of changes in goodwill [line items]
Perpetuity growth rate, value in use, internal plan, discounted cash flow (as a percent)	0.80%	0.80%	0.80%
Post-tax value in use, internal plan, discounted cash flow (as a percent)	6.30%	6.30%	5.80%
Pre-tax value in use, internal plan, discounted cash flow (as a percent)	8.40%	8.40%	7.60%
SPAIN
Disclosure of reconciliation of changes in goodwill [line items]
Perpetuity growth rate, value in use, internal plan, discounted cash flow (as a percent)	1.50%	1.50%	1.50%
Post-tax value in use, internal plan, discounted cash flow (as a percent)	7.80%	7.50%	6.80%
Pre-tax value in use, internal plan, discounted cash flow (as a percent)	10.30%	10.00%	8.40%
BELGIUM
Disclosure of reconciliation of changes in goodwill [line items]
Perpetuity growth rate, value in use, internal plan, discounted cash flow (as a percent)		0.80%
Post-tax value in use, internal plan, discounted cash flow (as a percent)		7.00%
Pre-tax value in use, internal plan, discounted cash flow (as a percent)		8.80%
ROMANIA
Disclosure of reconciliation of changes in goodwill [line items]
Perpetuity growth rate, value in use, internal plan, discounted cash flow (as a percent)		2.50%	2.50%
Post-tax value in use, internal plan, discounted cash flow (as a percent)		10.50%	7.00%
Pre-tax value in use, internal plan, discounted cash flow (as a percent)		11.80%	7.90%
POLAND
Disclosure of reconciliation of changes in goodwill [line items]
Perpetuity growth rate, value in use, internal plan, discounted cash flow (as a percent)	2.00%	2.00%	1.50%
Post-tax value in use, internal plan, discounted cash flow (as a percent)	8.00%	7.80%	7.30%
Pre-tax value in use, internal plan, discounted cash flow (as a percent)	9.40%	9.10%	8.50%
Enterprise cash-generating unit
Disclosure of reconciliation of changes in goodwill [line items]
Perpetuity growth rate, value in use, internal plan, discounted cash flow (as a percent)	0.50%	0.50%	0.30%
Post-tax value in use, internal plan, discounted cash flow (as a percent)	8.50%	6.80%	8.30%
Pre-tax value in use, internal plan, discounted cash flow (as a percent)	11.70%	9.20%	11.10%
Mobile Financial Services, cash-generating unit
Disclosure of reconciliation of changes in goodwill [line items]
Cost of equity	13.00%	12.30%
Perpetuity growth rate, value in use, internal plan, discounted cash flow (as a percent)	2.10%	2.00%
Orange brand [member]
Disclosure of reconciliation of changes in goodwill [line items]
Perpetuity growth rate, value in use, internal plan, discounted cash flow (as a percent)	1.40%	1.40%	1.30%
Post-tax value in use, internal plan, discounted cash flow (as a percent)	8.50%	8.20%	7.70%
Pre-tax value in use, internal plan, discounted cash flow (as a percent)	11.00%	10.50%	9.80%